Expense Example - Class A Class C and Institutional Class - Inverse High Yield Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	628	954	1,303	2,283	338	744	1,276	2,733